Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2022
Significant accounting judgments, estimates and assumptions [Abstract]
Significant accounting judgments, estimates and assumptions
5.

Significant accounting judgments, estimates and assumptions
The preparation of

consolidated financial statements requires management

to make judgments, estimates

and assumptions
based on

currently

available information

that affect

the

reported amounts

of assets,

liabilities and

contingent

assets and
liabilities at the

date of the

consolidated financial

statements and

reported amounts

of revenues and

expenses during the
reporting period.

Estimates and

judgments are

continuously evaluated

and are

based on

management’s

experience and
other factors, including expectations of future events

that are believed to be

reasonable under the circumstances. However,
actual

results

could

differ

from

those

estimated.

By

their

very

nature,

these

estimates

are

subject

to

measurement
uncertainty and the effect of any changes in estimates

on the financial statements of future periods could be

material.
In the process of applying the Company’s

accounting policies, management has made the following

judgments, estimates,
and assumptions which

have the most

significant effect on the

amounts recognized in the

consolidated financial statements.
Critical judgments in applying accounting policies
(a)

Assessment of

whether there

is any

indication that

property and

equipment, right-of-use

assets and

intangible assets
may be impaired
At each reporting date,

the Company reviews

the carrying amounts

of its property and

equipment, right-of-use assets

and
intangible assets

with a

finite useful

life to

determine whether

there is

any indication

of impairment.

If any

such indication
exists, then the

asset’s recoverable

amount is estimated.

Management’s judgment

is required in

assessing whether

there
is any indication that an asset may be impaired.
(b)

Intangible assets
The recognition of development costs as intangible

assets requires judgments to determine whether the

required criteria for
recognition are met including management estimates of future economic benefits.
(c)

Sale of intellectual property and related royalties
The recognition

of variable

consideration related

to the

sale of

intellectual property

requires management’s

judgments to
determine

whether

it

is

highly

probable

that

a

reversal

will

not

occur

when

the

uncertainty

associated

with

the

variable
consideration is subsequently resolved.
(d)

Investment tax credits receivable
The investment tax credits are estimated

by management based on quantitative

and qualitative analysis and interpretation
of various government programs,

related restrictions, limitations,

definitions, and eligibility

conditions. Uncertainty over

the
eligibility and final assessment by taxation authorities of investment tax credits requires judgment. Management involves its
technical staff

and external

specialists in

determining if

the expenditures

meet the

requirements of

the different

tax credit
claims.
Key sources of estimation uncertainty
(e)

Revenue recognition
Revenue recognition for long-term contracts completion requires the use of estimates to determine the recorded amount of revenues, costs in excess of billings and billings in excess of costs and profits on uncompleted contracts.
The determination of anticipated

costs for completing

a contract is based on

estimates that can

be affected by a

variety of
factors,

including

the

cost

of

materials,

labour

and

sub-contractors,

as

well

as

potential

claims

from

customers

and
subcontractors.
As risks and

uncertainties are different for

each project, the

sources of variations between

anticipated costs and actual

costs
incurred will also vary by project. The determination

of estimates is based on the Company’s

business practices as well as
its historical experience. Estimates are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised.
Given

this

estimation

process,

it

is

possible

that

changes

in

future

conditions

could

cause

a

material

change

in

the
recognized amount of revenues

and costs and

profits in excess of

billings on uncompleted contracts

and accrued expenses.
Agreements that

contain multiple

deliverables require

the use

of judgment

to determine

whether they

contain separately
identifiable performance obligations and to allocate the consideration received to each performance obligation.
(f)

Share-based payments
The Company uses the

fair value method

of valuing compensation

cost associated with

the Company’s

stock option plan.
Estimating fair value

requires determining the

most appropriate valuation

model for a grant

of equity instruments,

which is
dependent

on

the

terms

and

conditions

of

the

grant.

This

also

requires

determining

the

most

appropriate

inputs

to

the
valuation model including the

expected life of the option

and volatility.

The assumptions and models

are discussed in note
22.
(g)

Useful lives of property and equipment and intangible

assets
The Company estimates

the useful lives

of property and

equipment and intangible

assets based on

the period over

which
the assets are expected to be available

for use. The estimated useful lives of property and equipment and intangible assets
are reviewed periodically and are updated

if expectations differ from previous

estimates due to physical wear and tear

and
legal or other

limits on the

use of the

relevant assets. In addition,

the estimation of

the useful lives

of property and

equipment
and intangible assets are based

on management’s experience with similar assets. It

is possible, however, that future results
of

operations

could

be

materially

affected

by

changes

in

the

estimates

brought

about

by

changes

in

factors

mentioned
above. The

amounts and

timing of

recorded expenses

for any

period would

be affected

by changes

in these

factors and
circumstances. Useful lives, depreciation and amortization

rates and residual values are reviewed at least annually.
(h)

Impairment of non-financial assets and goodwill
In assessing impairment,

management estimates the

recoverable amount

of each asset or

cash generating unit

based on
expected future cash flows and uses an interest rate to discount them. Estimation uncertainty relates to assumptions about future operating results and the determination of a suitable discount rate (see note 4 (l)).
(i)

Fair value of strategic investments
Where the fair

values of investments

recorded in the

consolidated statements

of financial position

cannot be derived

from
active markets,

they

are

determined

using

valuation

techniques

including

the

Black-Scholes

model.

The

inputs

to

these
models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required
in establishing the fair values. The judgments

include considerations of inputs such as the expected volatility and the initial
allocation of the consideration paid between the fair value of the common shares and warrants received. Should any of the
inputs to these models or changes in assumptions about

these factors occur,

this could affect the reported fair value of the
investments.
(j)

Right-of-use assets and lease liabilities
In determining

the carrying

amount of

the right-of-use

assets and

corresponding lease

liabilities, assumptions

include the
non-cancellable term of the lease

plus periods covered by an

option to renew or purchase

the assets, estimated useful lives
of the related assets, and incremental borrowing

rate. Renewal and purchase options are only

included in the lease term if
management is reasonably certain to renew.

Management considers factors such as market conditions, comparable rental
rates and similar property values. The

Company is also required to estimate the incremental borrowing rate specific to each
portfolio of leased assets with similar characteristics

if the interest rate in the lease is not readily

determined. Management
determines the incremental borrowing rate using the base

rate for similar loans plus a risk premium.
(k)

Income taxes
The Company has unused available tax

losses, deductible temporary differences and investment tax

credits. The Company
recognizes deferred income tax assets for these unused tax losses and deductible temporary differences only to the extent that, in

management’s

opinion, it

is probable

that future

taxable profit

will be

available against

which these

available tax
losses and temporary differences

can be utilized. The Company recognizes

investment tax credits when it

has reasonable
assurance

that

it

has

complied

with

the

conditions

of

the

program

and

that

the

amounts

will

be

realized

(i.e.

that

it

will
generate future federal income taxes

payable against which the tax

credits can be applied). The

Company’s projections of
future taxable profit

involve the use

of significant assumptions

and estimates with

respect to a

variety of factors,

including
future sales

and operating

expenses. There

can be

no assurance

that the

estimates and

assumptions used in

our projections
of future

taxable

income will

prove to

be accurate

predictions

of the

future,

and in

the event

that

our assessment

of the
recoverability of these deferred tax

assets and investment tax credits

changes in the future, a

material increase or reduction
in the carrying value of

these deferred tax assets and

investment tax credits could be required, with

a corresponding charge
to net loss.
(l)

Business combinations
Fair value of assets acquired and liabilities assumed in a

business combination is estimated based on information available at

the

date

of

acquisition

and

involves

considerable

judgment

in

determining

the

fair

values

assigned

to

the

identifiable
assets acquired and liabilities

assumed on acquisition. Among

other things, the determination

of these fair values involves
the

use

of

discounted

cash

flow

analyses

and

estimated

profit

margins

on

contracts

in

progress.

In

addition,

the
determination of the

contingent consideration due on

the business combination

is based on

the estimations of

the probability
and timing of completing the predetermined milestones

(see note 6);
(m) COVID-19 pandemic
The COVID-19

pandemic continues

to cause

significant financial

market and

social dislocation.

The situation

is dynamic
with various cities and

countries around the world responding

in different ways to address

the outbreak. While the

Company
has experienced

the impact

of the outbreak

of the Coronavirus

(COVID 19)

on its

operations, it

had continued

to operate
during the

current

pandemic.

In the

event of

a prolonged

continuation

of the

pandemic,

it is

not clear

what

the potential
impact may be on the Company’s business,

financial position and financial performance.